Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: 5.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator Equity Defined Protection ETF™ - 1 Yr May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: 554.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator Equity Defined Protection ETF™ - 1 Yr May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: 594.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.70%)